Share-based awards - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares			6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value			$ 49.15	$ 42.43
Assumptions:
Expected volatility			30.00%	30.00%
Dividend yield			0.00%	0.00%
Risk-free interest rate			0.78%	0.57%
Expected life	5 years	5 years